Components of Net Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans and Leases	$ 828.6	$ 938.7	$ 932.6
Securities - Taxable	250.6	223.6	186.0
- Non-Taxable	17.7	25.0	29.5
Interest-Bearing Deposits with Banks	176.4	192.8	134.6
Federal Reserve Deposits and Other	14.4	28.5	14.0
Total Interest Income	1,287.7	1,408.6	1,296.7
Interest Expense
Deposits	156.7	230.0	201.0
Federal Funds Purchased	1.2	1.9	4.8
Securities Sold under Agreements to Repurchase	0.4	0.7	1.0
Other Borrowings	4.0	5.5	5.4
Senior Notes	72.0	64.4	48.6
Long-Term Debt	60.3	94.6	114.8
Floating Rate Capital Debt	2.8	2.4	2.4
Total Interest Expense	297.4	399.5	378.0
Net Interest Income	$ 990.3	$ 1,009.1	$ 918.7